As Filed with the Securities and Exchange Commission on February 9, 2015

1933 Act File No. 333-148624
1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒
REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

(888) 852-3922
(Registrant’s telephone number, including area code)

Julian F. Sluyters
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Approximate date of Proposed Public offering : As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On January 26, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed to register Class A, Class C, Institutional Class and Class P shares of AllianzGI Europe Equity Dividend Fund; Class A, Institutional Class and Class P shares of AllianzGI Global Megatrends Fund; and Class A and Institutional Class shares of AllianzGI International Growth Fund.

Each of AllianzGI Europe Equity Dividend Fund, AllianzGI Global Megatrends Fund and AllianzGI International Growth Fund (the “Funds”) is a new series of Allianz Funds Multi-Strategy Trust (the “Trust”). This Post-Effective Amendment No. 75 relates only to the Funds and does not supersede or amend disclosure in the Trust’s registration statement relating to any other series or class of shares of the Trust.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 75 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the  9th day of  February, 2015.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Julian Sluyters

Name:	Julian F. Sluyters
Title:	President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julian Sluyters	Trustee, President and Chief Executive Officer	February 9, 2015
Julian Sluyters

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

F. Ford Drummond*	Trustee
F. Ford Drummond

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

Susan M. King*	Trustee
Susan M. King

James S. MacLeod*	Trustee
James S. MacLeod

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Davey S. Scoon*	Trustee
Davey S. Scoon

Alan Rappaport*	Trustee
Alan Rappaport

*By:	/s/ Julian Sluyters
Julian F. Sluyters
Attorney-In-fact and Agent for the Individuals Noted Above
Date: February 9, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase